Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 283	$ 251	$ 100
Intangible assets gross, Ending balance	225	283	251
Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	525	426	236
Additions during the period	11	14	13
Acquisition through business combination (Refer to Note 2.10)		72	193
Reclassified on account of adoption of IFRS 16			(10)
Translation differences	(11)	13	(6)
Intangible assets gross, Ending balance	525	525	426
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(242)	(175)	(136)
Amortization expense	(62)	(63)	(43)
Reclassified on account of adoption of IFRS 16			1
Translation differences	4	(4)	3
Intangible assets gross, Ending balance	(300)	(242)	(175)
Customer related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	143	148	55
Intangible assets gross, Ending balance	$ 105	$ 143	$ 148
Customer related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	1 year	1 year	1 year
Estimated Remaining Useful Life (in years)	1 year	1 year	0 years
Customer related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	15 years	15 years	15 years
Estimated Remaining Useful Life (in years)	12 years	13 years	14 years
Customer related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 282	$ 248	$ 136
Acquisition through business combination (Refer to Note 2.10)		24	116
Translation differences	(8)	10	(4)
Intangible assets gross, Ending balance	274	282	248
Customer related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(139)	(100)	(81)
Amortization expense	(32)	(37)	(21)
Translation differences	2	(2)	2
Intangible assets gross, Ending balance	(169)	(139)	(100)
Software related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	45	33	20
Intangible assets gross, Ending balance	$ 46	$ 45	$ 33
Software related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	0 years
Software related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	7 years	8 years	9 years
Software related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 112	$ 92	$ 64
Additions during the period	11	14	13
Acquisition through business combination (Refer to Note 2.10)		4	16
Translation differences	(2)	2	(1)
Intangible assets gross, Ending balance	121	112	92
Software related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(67)	(59)	(44)
Amortization expense	(9)	(7)	(15)
Translation differences	1	(1)
Intangible assets gross, Ending balance	(75)	(67)	(59)
Marketing Related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	26	23	8
Intangible assets gross, Ending balance	$ 21	$ 26	$ 23
Marketing Related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	5 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Marketing Related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	8 years	9 years	10 years
Marketing Related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 40	$ 32	$ 14
Acquisition through business combination (Refer to Note 2.10)		8	18
Intangible assets gross, Ending balance	40	40	32
Marketing Related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(14)	(9)	(6)
Amortization expense	(5)	(5)	(3)
Intangible assets gross, Ending balance	(19)	(14)	(9)
Others
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	69	47	8
Intangible assets gross, Ending balance	$ 53	$ 69	$ 47
Others | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Others | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	7 years	7 years	5 years
Estimated Remaining Useful Life (in years)	6 years	7 years	5 years
Others | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 91	$ 54	$ 12
Acquisition through business combination (Refer to Note 2.10)		36	43
Translation differences	(1)	1	(1)
Intangible assets gross, Ending balance	90	91	54
Others | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(22)	(7)	(4)
Amortization expense	(16)	(14)	(4)
Translation differences	1	(1)	1
Intangible assets gross, Ending balance	$ (37)	$ (22)	(7)
Land Use Rights Related Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance			9
Land Use Rights Related Intangible Assets | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance			10
Reclassified on account of adoption of IFRS 16			(10)
Land Use Rights Related Intangible Assets | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance			(1)
Reclassified on account of adoption of IFRS 16			$ 1